UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

          Report for the Quarter Ended December 31, 2000.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Precept Management, L.L.C.
Address:       300 Crescent Court, Suite 1100, Dallas, TX  75201

13F File Number:    _________

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          D. Blair Baker
Title:         Chief Executive Officer
Phone:         (214) 880-7444
Signature, Place, and Date of Signing:

  D. BLAIR BAKER                Dallas, Texas          February 26, 2001
  --------------------          -------------          -----------------
  D. Blair Baker


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           49
                                                  ----------

Form 13F Information Table Value Total:           $148,538    (in thousands)
                                                  ----------



List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                               FORM 13F INFORMATION TABLE



                                                                                                        VOTING AUTHORITY
                      TITLE OF              VALUE     SHARES/     SH/  PUT/   INVSTMT     OTHER    -------------------------
NAME OF ISSUER         CLASS     CUSIP    (X$1,000)   PRN AMT     PRN  CALL   DSCRETN    MANAGERS     SOLE   SHARED   NONE
--------------         -----   ---------   --------  ----------   ---  ----   --------  ---------     ----   -------  ----

ACT INC                 COM    000973107     3,660     232,400    SH          SOLE                    232,400
BEA SYS INC             COM    073325102       337       5,000    SH          SOLE                      5,000
BEA SYS INC             CALL   073325902       497       500      SH          SOLE                        500
BEBE STORES INC         COM    075571109       492       23,000   SH          SOLE                     23,000
BOEING CO               COM    097023105     3,960       60,000   SH          SOLE                     60,000
BRINKER INTL INC        COM    109641100     5,535      131,000   SH          SOLE                    131,000
CAREMARK RX INC         COM    141705103     7,378      544,000   SH          SOLE                    544,000
CELESTICA INC         SUB VTG  15101Q108     3,798       70,000   SH          SOLE                     70,000
                        SHS
CHESAPEAKE ENERGY CORP  COM    165167107     4,860      480,000   SH          SOLE                    480,000
CITRIX SYS INC          COM    177376100     2,250      100,000   SH          SOLE                    100,000
CMS ENERGY CORP         COM    125896100       475       15,000   SH          SOLE                     15,000
COLDWATER CREEK INC     COM    193068103       311       10,000   SH          SOLE                     10,000
COMSTOCK RES INC      COM NEW  205768203       553       37,500   SH          SOLE                     37,500
COMVERSE TECHNOLOGY INC COM    205862402     3,139       28,900   SH          SOLE                     28,900
COMVERSE TECHNOLOGY   SR DEB   205862AH8     3,356       30,000   SH          SOLE                     30,000
  INC                 CV 144A05
COX COMMUNICATIONS INC  CL A   224044107     7,683      164,998   SH          SOLE                    164,998
  NEW
ELECTRONICS FOR IMAGING COM    286082102       697       50,000   SH         SOLE                      50,000
  INC
FEDEX CORP              COM    31428X106       799       20,000   SH          SOLE                     20,000
FRONTIER AIRLINES INC   COM    359065109     5,445      176,000   SH          SOLE                    176,000
  NEW
HOT TOPIC INC           COM    441339108     1,142       69,500   SH          SOLE                     69,500
I2 TECHNOLOGIES INC     COM    465754109     1,528       28,100   SH          SOLE                     28,100
IMS HEALTH INC          COM    449934108     6,075      224,998   SH          SOLE                    224,998
INTL GAME TECHNOLOGY    COM    459902102     2,880       60,000   SH          SOLE                     60,000
JONES APPAREL GROUP INC COM    480074103     2,575       80,000   SH          SOLE                     80,000
KING PHARMACEUTICALS    COM    495582108     4,495      145,000   SH          SOLE                    145,000
  INC
MACROVISION CORP        COM    555904101     2,591       35,000   SH          SOLE                     35,000
MENTOR GRAPHICS CORP    COM    587200106     7,326      267,000   SH          SOLE                    267,000
MERCURY COMPUTER SYS    COM    589378108     2,912       62,700   SH          SOLE                     62,700
NABORS IND INC          COM    629568106     4,141       70,000   SH          SOLE                     70,000
NOKIA CORP           SPONSORED 654902204     3,045       70,000   SH          SOLE                     70,000
                        ADR
ORION PWR HLDGS INC     COM    686286105     2,586     105,000    SH          SOLE                    105,000
PARKER DRILLING         COM    701081101       124      24,500    SH          SOLE                     24,500
PIONEER NAT RES CO      COM    723787107     1,290      65,500    SH          SOLE                     65,500
QUALCOMM INC            COM    747525103     2,005      24,400    SH          SOLE                     24,400
RANGE RES CORP          COM    75281A109     3,692     537,000    SH          SOLE                    537,000
ST PAUL CO INC          COM    792860108     8,418     155,000    SH          SOLE                    155,000
SCIENTIFIC ATLANTA INC  COM    808655104       456      14,000    SH          SOLE                     14,000
SCIENTIFIC ATLANTA INC  PUT    808655954       249         140    SH          SOLE                        140
SUMMIT BANCORP          COM    866005101       764      20,000    SH          SOLE                     20,000
SYNOPSYS INC            COM    871607107     7,353     155,000    SH          SOLE                    155,000
SYSCO CORP              COM    871829107     2,820      94,000    SH          SOLE                     94,000
TALBOTS INC             COM    874161102     3,194      70,000    SH          SOLE                     70,000
TEKTRONIX INC           COM    879131100       842      25,000    SH          SOLE                     25,000
TENET HEALTHCARE CORP   COM    88033G100     4,666     105,000    SH          SOLE                    105,000
THERMO ELECTRON CORP    COM    883556102     7,795     262,000    SH          SOLE                    262,000
TRIQUINT SEMICONDUCTOR  COM    89674K103     1,490      34,100    SH          SOLE                     34,100
  INC
VERISIGN INC            COM    92343E102     1,573      21,200    SH          SOLE                     21,200
WASTE MGMT INC DEL      COM    94106L109     4,995     180,000    SH          SOLE                    180,000
XYBERNAUT CORP          COM    984149104       291     172,682    SH          SOLE                    172,682

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